FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866
                                   ---------

                     TEMPLETON EMERGING MARKETS INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Emerging Markets Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT h           VALUE
----------------------------------------------------------------------------------------------------------------------------
      BONDS 89.5%
      ARGENTINA 11.6%
  a,b Government of Argentina, FRN, 4.889%, 8/03/12 ............................          96,145,000          $   77,783,204
                                                                                                              --------------
      BOSNIA AND HERZEGOVINA 1.8%
    b Government of Bosnia & Herzegovina, FRN, 3.50%, 12/11/17 .................          11,135,636  EUR         12,381,432
                                                                                                              --------------
      BRAZIL 11.2%
      Government of Brazil,
        7.875%, 3/07/15 ........................................................           1,275,000               1,317,840
        12.50%, 1/05/16 ........................................................          15,000,000  BRL          6,115,984
        8.00%, 1/15/18 .........................................................          61,615,000              64,233,638
    b   FRN, 10.71%, 6/29/09 ...................................................           2,900,000               3,316,875
                                                                                                              --------------
                                                                                                                  74,984,337
                                                                                                              --------------
      COLOMBIA 3.4%
      Government of Colombia,
        10.50%, 7/09/10 ........................................................           1,528,000               1,757,964
        10.75%, 1/15/13 ........................................................          12,450,000              15,002,250
        11.75%, 2/25/20 ........................................................           4,255,000               5,797,437
                                                                                                              --------------
                                                                                                                  22,557,651
                                                                                                              --------------
      INDONESIA 14.3%
      Government of Indonesia,
        10.00%, 7/15/07 ........................................................      18,800,000,000  IDR          1,757,104
        10.00%, 10/15/11 .......................................................       1,690,000,000  IDR            167,311
        11.00%, 12/15/12 .......................................................       3,650,000,000  IDR            371,211
        11.00%, 10/15/14 .......................................................     120,832,000,000  IDR         12,174,585
        9.50%, 6/15/15 .........................................................       9,450,000,000  IDR            867,909
        10.75%, 5/15/16 ........................................................      26,870,000,000  IDR          2,645,628
        11.50%, 9/15/19 ........................................................      40,000,000,000  IDR          4,165,316
        11.00%, 11/15/20 .......................................................     129,550,000,000  IDR         12,689,047
    c   Reg S, 7.50%, 1/15/16 ..................................................           3,300,000               3,399,000
      Indonesia Recapital Bonds,
        13.15%, 3/15/10 ........................................................      11,830,000,000  IDR          1,324,564
        15.425%, 9/15/10 .......................................................       2,800,000,000  IDR            335,818
        14.25%, 6/15/13 ........................................................     234,282,000,000  IDR         27,718,934
        14.275%, 12/15/13 ......................................................     166,215,000,000  IDR         19,665,628
d,e,f PT Indah Kiat Finance Mauritius Ltd.,
      b FRN, 4.19%, 4/29/15 ....................................................           3,155,909               1,175,892
      b FRN, 4.19%, 4/29/18 ....................................................           8,284,051               3,086,637
        zero cpn., 4/29/25 .....................................................           5,370,423               2,001,020
d,e,f Tjiwi Kimia Finance Mauritius, secured note, 144A,
      b FRN, 4.19%, 4/29/15 ....................................................           1,184,694                 351,499
      b FRN, 4.19%, 4/29/18 ....................................................           3,049,247                 904,712
        zero cpn., 4/29/25 .....................................................           3,927,195               1,165,199
                                                                                                              --------------
                                                                                                                  95,967,014
                                                                                                              --------------
      IRAQ 4.3%
    g Government of Iraq, 144A, 5.80%, 1/15/28 .................................          42,075,000              28,768,781
                                                                                                              --------------
      MEXICO 0.2%
    c Government of Mexico, Reg S, 7.50%, 3/08/10 ..............................           1,110,000  EUR          1,581,402
                                                                                                              --------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT h           VALUE
----------------------------------------------------------------------------------------------------------------------------
      BONDS (CONTINUED)
      PANAMA 0.9%
      Government of Panama, 6.70%, 1/26/36 .....................................           6,639,000          $    6,280,494
                                                                                                              --------------
      PERU 7.7%
      Government of Peru,
        9.875%, 2/06/15 ........................................................           4,255,000               5,004,944
        9.91%, 5/05/15 .........................................................          51,975,000  PEN         18,007,088
        7.84%, 8/12/20 .........................................................             485,000  PEN            145,378
        7.35%, 7/21/25 .........................................................          10,520,000              10,257,000
        8.75%, 11/21/33 ........................................................           9,050,000              10,068,125
        Series 7, 8.60%, 8/12/17 ...............................................          24,910,000  PEN          8,035,916
                                                                                                              --------------
                                                                                                                  51,518,451
                                                                                                              --------------
      PHILIPPINES 4.6%
      Government of the Philippines,
        9.00%, 2/15/13 .........................................................          11,460,000              12,606,000
        8.875%, 3/17/15 ........................................................           2,100,000               2,330,370
        10.625%, 3/16/25 .......................................................           2,500,000               3,135,938
        9.50%, 2/02/30 .........................................................           5,400,000               6,278,580
        7.75%, 1/14/31 .........................................................             500,000                 492,500
      c Reg S, 9.125%, 2/22/10 .................................................             160,000  EUR            233,013
      c Reg S, 8.75%, 10/07/16 .................................................           5,450,000               5,930,281
                                                                                                              --------------
                                                                                                                  31,006,682
                                                                                                              --------------
      POLAND 4.7%
      Government of Poland,
        8.50%, 11/12/06 ........................................................          20,000,000  PLN          6,641,288
        8.50%, 5/12/07 .........................................................          33,300,000  PLN         11,259,485
        6.00%, 5/24/09 .........................................................          23,000,000  PLN          7,760,956
        6.25%, 10/24/15 ........................................................          15,380,000  PLN          5,344,844
        5.75%, 9/23/22 .........................................................           2,000,000  PLN            673,564
                                                                                                              --------------
                                                                                                                  31,680,137
                                                                                                              --------------
      RUSSIA 8.7%
      c Aries Vermogen, Reg S, 9.60%, 10/25/14 .................................          24,000,000              29,618,400
      c Government of Russia,Reg S,
        11.00%, 7/24/18 ........................................................          12,670,000              17,694,428
        12.75%, 6/24/28 ........................................................           6,566,000              11,184,787
                                                                                                              --------------
                                                                                                                  58,497,615
                                                                                                              --------------
      SOUTH AFRICA 0.5%
      Government of South Africa, 5.25%, 5/16/13 ...............................           2,390,000  EUR          3,177,829
                                                                                                              --------------
      SOUTH KOREA 4.8%
      Government of Korea,
        6.90%, 1/16/07 .........................................................      10,000,000,000  KRW         10,731,120
        4.75%, 3/12/08 .........................................................      20,465,000,000  KRW         21,656,501
                                                                                                              --------------
                                                                                                                  32,387,621
                                                                                                              --------------


4| Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT h           VALUE
----------------------------------------------------------------------------------------------------------------------------
      BONDS (CONTINUED)
      THAILAND 2.3%
      Bank of Thailand Bond, 3.25%, 5/19/07 ....................................          17,165,000  THB     $      442,088
      Government of Thailand,
        8.00%, 12/08/06 ........................................................         244,500,000  THB          6,511,689
        4.125%, 2/12/08 ........................................................          98,000,000  THB          2,522,168
        8.50%, 12/08/08 ........................................................          11,000,000  THB            310,708
        4.80%, 4/09/10 .........................................................         212,000,000  THB          5,461,150
                                                                                                              --------------
                                                                                                                  15,247,803
                                                                                                              --------------
      UKRAINE 3.6%
    g Government of the Ukraine, 144A,
        7.65%, 6/11/13 .........................................................          11,948,000              12,186,960
      b FRN, 8.235%, 8/05/09 ...................................................          11,660,000              12,286,725
                                                                                                              --------------
                                                                                                                  24,473,685
                                                                                                              --------------
      VENEZUELA 4.8%
      Government of Venezuela, 9.25%, 9/15/27 ..................................          26,984,000              32,414,530
                                                                                                              --------------
      VIETNAM 0.1%
    b Government of Vietnam, FRN, 5.875%, 3/12/16 ..............................             949,565                 947,653
                                                                                                              --------------
      TOTAL BONDS (COST $559,474,924) ..........................................                                 601,656,321
                                                                                                              --------------

                                                                                     --------------------
                                                                                       SHARES/PRINCIPAL
                                                                                           AMOUNT h
                                                                                     --------------------
      SHORT TERM INVESTMENTS 6.7%
      FOREIGN GOVERNMENT SECURITIES 3.8%
      EGYPT 1.1%
    i Egypt Treasury Bills, 6/20/06 - 11/21/06 .................................          44,200,000  EGP          7,539,516
      THAILAND 2.7%
    i Thailand Treasury Bills, 7/27/06 - 10/12/06 ..............................         705,500,000  THB         18,195,268
                                                                                                              --------------
      TOTAL FOREIGN GOVERNMENT SECURITIES (COST $24,615,043) ...................                                  25,734,784
                                                                                                              --------------
      MONEY MARKET FUND (COST $19,710,099) 2.9%
      UNITED STATES 2.9%
    j Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.71% .....          19,710,099              19,710,099
                                                                                                              --------------
      TOTAL SHORT TERM INVESTMENTS (COST $44,325,142) ..........................                                  45,444,883
                                                                                                              --------------
      TOTAL INVESTMENTS (COST $603,800,066) 96.2% ..............................                                 647,101,204
      OTHER ASSETS, LESS LIABILITIES 3.8% ......................................                                  25,338,083
                                                                                                              --------------
      NET ASSETS 100.0% ........................................................                              $  672,439,287
                                                                                                              ==============


                                          Quarterly Statement of Investments | 5

Templeton Emerging Markets Income Fund

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - Korean Won
PEN - Peru Nuevo Sol
PLN - Polish Zloty
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATION

FRN -  Floating Rate Note

a The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $69,641,311, representing 10.36% of net assets.

d     Non-income producing.

e     See Note 2 regarding restricted securities.

f     See Note 3 regarding other considerations.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $53,242,466, representing 7.92% of net assets.

h     The principal amount is stated in U.S. dollars unless otherwise indicated.

i     The security is traded on a discount basis with no stated coupon rate.

j The Franklin Institutional Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $   606,511,365
                                                                ================

Unrealized appreciation .....................................   $    46,399,743
Unrealized depreciation .....................................        (5,809,904)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $    40,589,839
                                                                ================

2. RESTRICTED SECURITIES

At May 31, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                     ACQUISITION
   AMOUNT     ISSUER                                                                DATE          COST         VALUE
-----------------------------------------------------------------------------------------------------------------------
$ 3,155,909   PT Indah Kiat Finance Mauritius Ltd., FRN, 4.19%, 4/29/15 .....     4/29/05     $ 1,208,050   $ 1,175,892
  8,284,051   PT Indah Kiat Finance Mauritius Ltd., FRN, 4.19%, 4/29/18 .....     4/29/05       3,171,052     3,086,637
  5,370,423   PT Indah Kiat Finance Mauritius Ltd., zero cpn., 4/29/25 ......     4/29/05       2,055,744     2,001,020
  1,184,694   Tjiwi Kimia Finance Mauritius, secured note, 144A,
                FRN, 4.19%, 4/29/15 .........................................     4/29/05         361,095       351,499
  3,049,247   Tjiwi Kimia Finance Mauritius, secured note, 144A,
                FRN, 4.19%, 4/29/18 .........................................     4/29/05         929,410       904,712
  3,927,195   Tjiwi Kimia Finance Mauritius, secured note,
                zero cpn., 4/29/25 ..........................................     4/29/05       1,197,009     1,165,199
                                                                                                            -----------
                    TOTAL RESTRICTED SECURITIES (1.29% of Net Assets)                                       $ 8,684,959
                                                                                                            ===========

3. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in PT Indah Kiat Finance Mauritius Ltd. and Tjiwi Kimia International Finance in November 2006. Until the completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006